Selected Quarterly Financial Information - Summarized Quarterly Financial Data (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 1,738	$ 1,935	$ 1,915	$ 1,536	$ 1,593	$ 1,454	$ 1,434	$ 1,507	$ 7,124	$ 5,988	$ 4,782
Cost of materials and other	1,388	1,556	1,560	1,179	1,366	1,149	1,229	1,209	5,683	4,953	3,867
Direct operating expenses (exclusive of depreciation and amortization shown below)	127	120	140	130	131	140	121	124	517	516	503
Operating income	124	164	108	136	(4)	72	(7)	84	532	145	72
Net income	95	108	70	93	210	35	(28)	41	366	258	10
Net income attributable to noncontrolling interest	22	28	24	33	(10)	1	(10)	14	107	(5)	(15)
Net income attributable to CVR Energy stockholders	$ 73	$ 80	$ 46	$ 60	$ 220	$ 34	$ (18)	$ 27	$ 259	$ 263	$ 25
Basic and diluted earnings per share (in dollars per share)	$ 0.73	$ 0.84	$ 0.53	$ 0.69	$ 2.53	$ 0.39	$ (0.21)	$ 0.31	$ 2.80	$ 3.03	$ 0.29
Dividends declared per share (in dollars per share)	$ 0.75	$ 0.75	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 2.5	$ 2	$ 2
Weighted-average common shares outstanding - basic and diluted (in shares)	100.6	95.8	86.8	86.8	86.8	86.8	86.8	86.8	92.5	86.8	86.8